LOANS PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2023	Apr. 05, 2023	Oct. 31, 2022	Dec. 24, 2021
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit	$ 489,439	$ 204,360	$ 693,799	$ 106,201
Maximum [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit interest rate	9.50%
Minimum [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit interest rate	4.25%
SBA Loan [Member]
Debt Instrument [Line Items]
Debt maturity date	Mar. 13, 2026
Loans payable	$ 589,092		$ 595,092
SBA Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt stated interest rate	10.25%
SBA Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt stated interest rate	5.25%